SCHEDULE OF REMAINING CONTRACTUAL MATURITIES (Details) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 441,023	$ 524,624
Lease liabilities	31,290	6,324	$ 14,419
Borrowings (excluding lease liabilities)	431,960	441,698
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	439,615	521,680
Lease liabilities	9,494	6,462
Borrowings (excluding lease liabilities)	56,432	53,261
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	9,494
Borrowings (excluding lease liabilities)	56,432	53,261
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	15,032
Borrowings (excluding lease liabilities)	169,295	159,782
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities
Borrowings (excluding lease liabilities)	249,241	288,495
Total undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	439,615	521,680
Lease liabilities	34,020	6,462
Borrowings (excluding lease liabilities)	$ 531,400	$ 554,799